Trade and Other Receivable (Tables)	6 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Summary of Trade and Other Receivables

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021
Trade debtors	$2,327,364	$2,081,315	$1,151,116
Other receivables	519,865	371,130	482,585
Total trade and other receivables	$2,847,229	$2,452,445	$1,633,701